UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-12

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	77,402,580


       Form 13F Information Table
      Moon Capital Management, LLC
       13F CIK Number: 0001410588
     	December 31, 2012




<c>NAME OF ISSUER<c>TITLE OF CLASS<c>CUSIP <c>VALUE <c>SHRS or PRN AMT 	<c>INVESTMENT DISCRETION<c>OTHER MANAGERS<c>VOTING AUTHORITY
 FNMA 	 				Fixed Income 		313586RC5	 215 	 	245,000 	 	  	Sole  	 -   	 Sole
 0.000% Due 10-09-19
 FNMA, steps to 2% 1/13, 3% 7/1 	 Fixed Income 		3136G0RE3	 200 	 	200,000 		  	Sole  	 -   	 Sole
 1.000% Due 07-23-27
 FNMA, steps to 3% 5/13, 4% 5/1 	 Fixed Income 		3136G0JH5	 551 	 	550,000 		  	Sole  	 -   	 Sole
 1.250% Due 05-24-27
 FNMA, steps to 4% 3/14, 5% 3/1 	 Fixed Income 		3136FT3V9	 927 	 	925,000 		  	Sole  	 -   	 Sole
 1.500% Due 03-22-27
 FNMA, steps to 4% 7/15, 5% 7/2 	 Fixed Income 		3136G0UE9	 249 	 	250,000 		  	Sole  	 -   	 Sole
 1.250% Due 07-30-27
 FNMA, steps to 4% 9/13, 5% 9/1 	 Fixed Income 		3136FT3X5	 476 	 	475,000 		  	Sole  	 -   	 Sole
 1.250% Due 03-29-27
 FNMA, steps to 4%, 5/16, 6.5%  	 Fixed Income 		3136G0HU8	 251 	 	250,000 		  	Sole  	 -   	 Sole
 2.000% Due 05-24-27
 Barclays Bank, 3 month Libor + 	 Fixed Income 		06740PMS2	 689 	 	695,000 		  	Sole  	 -   	 Sole
 2.500% Due 09-17-15
 Berkshire Hathaway 	 		Fixed Income 		084670BF4	 262 	 	245,000 		  	Sole  	 -   	 Sole
 3.400% Due 01-31-22
 Dell 	 				Fixed Income 		24702RAE1	 400 	 	345,000 		  	Sole  	 -   	 Sole
 5.650% Due 04-15-18
 Florida Power & Light 	 		Fixed Income 		341081EQ6	 250 	 	200,000 		  	Sole  	 -   	 Sole
 5.625% Due 04-01-34
 GE Capital Corp, 3 Month Libor 	Fixed Income 		36962G4N1	 486 	 	490,000 		  	Sole  	 -   	 Sole
 2.500% Due 08-11-15
 GMAC 	 				Fixed Income 		3704A0E73	 295 	 	295,000 		  	Sole  	 -   	 Sole
 8.650% Due 08-15-15
 GR Washington 	 			Fixed Income 		372546AN1	 545 	 	475,000 		  	Sole  	 -   	 Sole
 4.452% Due 09-15-21
 JP Morgan Chase 	 		Fixed Income 		46625HJA9	 529 	 	500,000 		 	Sole  	 -   	 Sole
 3.150% Due 07-05-16
 Morgan Stanley 	 		Fixed Income 		617446HR3	 946 	 	940,000 		 	Sole  	 -   	 Sole
 5.300% Due 03-01-13
 Knox County TN Hospital Revenu 	Fixed Income 		499523SA7	 362 	 	425,000 		  	Sole  	 -   	 Sole
 0.000% Due 01-01-16
 Knoxville TN GO 	 		Fixed Income 		499731D46	 282 	 	270,000 		  	Sole  	 -   	 Sole
 3.000% Due 05-01-25
 Roane County, TN 	 		Fixed Income 		769773VE9	 888 	 	860,000 		  	Sole  	 -   	 Sole
 3.000% Due 06-01-14
 3M Company 	 			Equities 		88579y101	 224 	 	2,413 		  		Sole  	 -   	 Sole
 AT&T 	 				Equities 		00206r102	 562 	 	16,675 		 		Sole 	 -   	 Sole
 American Express 	 		Equities 		025816109	 3,155 	 	54,895 		  		Sole  	 -   	 Sole
 Apple Computer 	 		Equities 		37833100	 318 	 	597 		 		Sole 	 -   	 Sole
 Aspen Insurance Holdings Ltd. 	 	Equities 		g05384105	 787 	 	24,540 		  		Sole  	 -   	 Sole
 Astrazeneca PLC 	 		Equities 		046353108	 671 	 	14,202 		 		Sole 	 -   	 Sole
 BB and T Corp 	 			Equities 		054937107	 472 	 	16,230 		  		Sole  	 -   	 Sole
 Bank of America Corp 	 		Equities 		060505104	 2,661 	 	229,194 		 	Sole 	 -   	 Sole
 Berkshire Hathaway 	 		Equities 		84670702	 4,111 	 	45,830 		  		Sole  	 -   	 Sole
 Berkshire Hathaway Cl A 	 	Equities 		084670108	 402 	 	3 		 		Sole 	 -   	 Sole
 Chesapeake Energy Corporation  	Equities 		165167107	 1,280 	 	76,995 		  		Sole  	 -   	 Sole
 ChevronTexaco 	 			Equities 		166764100	 287 	 	2,656 		  		Sole  	 -   	 Sole
 Cisco Sys Inc 	 			Equities 		17275R102	 1,516 	 	77,150 		  		Sole  	 -   	 Sole
 Coca-Cola 	 			Equities 		19126100	 261 	 	7,194 		  		Sole  	 -   	 Sole
 Dell, Inc. 	 			Equities 		24702r101	 1,827 	 	180,142 		  	Sole  	 -   	 Sole
 DirecTV 	 			Equities 		25490a309	 2,040 	 	40,660 		  		Sole  	 -   	 Sole
 Douglas Dynamics, Inc. 	 	Equities 		25960r105	 814 	 	56,550 		  		Sole  	 -   	 Sole
 Exxon Mobil Corp. 			Equities 		30231g102	 648 	 	7,486 		  		Sole  	 -   	 Sole
 Fairfax Financial Holdings Lim 	Equities 		303901102	 1,931 	 	5,349 		  		Sole  	 -   	 Sole
 First Financial Bancorp 	 	Equities 		320209109	 691 	 	47,243 		  		Sole  	 -   	 Sole
 General Electric 	 		Equities 		369604103	 549 	 	26,146 		  		Sole  	 -   	 Sole
 Goldman Sachs 	 			Equities 		38141g104	 2,619 	 	20,531 		 		Sole 	 -   	 Sole
 Home Depot 	 			Equities 		437076102	 244 	 	3,941 	  			Sole  	 -   	 Sole
 Intel 	 				Equities 		458140100	 742 	 	36,004 		 		Sole 	 -   	 Sole
 International Business Machine 	Equities 		459200101	 653 	 	3,409 	  			Sole  	 -   	 Sole
 JP Morgan & Co 	 		Equities 		46625h100	 3,192 	 	72,595 		Sole 	 -   	 Sole
 Johnson & Johnson 	 		Equities 		478160104	 314 	 	4,486 	  			Sole  	 -   	 Sole
 Legg Mason Inc. 	 		Equities 		524901105	 2,002 	 	77,853 	 			Sole 	 -   	 Sole
 Leucadia National Corporation 	 	Equities 		52728810	 2,861 	 	120,265 	  		Sole  	 -   	 Sole
 Lockheed Martin 	 		Equities 		539830109	 684 	 	7,417 				Sole 	 -   	 Sole
 Markel Corp 	 			Equities 		570535104	 897 	 	2,070 				Sole  	 -   	 Sole
 Microsoft 	 			Equities 		594918104	 2,594 	 	97,118 				Sole 	 -   	 Sole
 Oaktree Capital Group 	 		Equities 		674001201	 961 	 	21,125 		  		Sole  	 -   	 Sole
 Pepsico Inc 	 			Equities 		713448108	 298 	 	4,355 		 		Sole 	 -   	 Sole
 Quest Diagnostics Inc. 	 	Equities 		74834l100	 2,666 	 	45,751 		  		Sole  	 -   	 Sole
 RenaissanceRe Holdings Ltd 	 	Equities 		g7496g103	 2,316 	 	28,506 		 		Sole 	 -   	 Sole
 SPDR Gold Shares  	 		Equities 		78463v107	 479 	 	2,955 		  		Sole  	 -   	 Sole
 Southern Co. 	 			Equities 		842587107	 582 	 	13,584 		 		Sole 	 -   	 Sole
 Southwestern Energy Co. 	 	Equities 		845467109	 248 	 	7,422 		  		Sole  	 -   	 Sole
 Tesco PLC ADRF 	 		Equities 		881575302	 871 	 	52,530 		 		Sole 	 -   	 Sole
 The Charles Schwab Corp. 	 	Equities 		808513105	 2,336 	 	162,699 		  	Sole  	 -   	 Sole
 Unilever PLC ADR 	 		Equities 		904767704	 726 	 	18,762 		 		Sole 	 -   	 Sole
 UnitedHealth Group 	 		Equities 		91324p102	 1,447 	 	26,675 		  		Sole  	 -   	 Sole
 VCA Antech Inc 	 		Equities 		918194101	 207 	 	9,828 		 		Sole 	 -   	 Sole
 Verizon Communications 	 	Equities 		92343v104	 207 	 	4,778 		  		Sole  	 -   	 Sole
 Vodafone Group 	 		Equities 		92857w209	 2,116 	 	83,990 		 		Sole 	 -   	 Sole
 Wells Fargo 	 			Equities 		949746101	 227 	 	6,648 		  		Sole  	 -   	 Sole
 Xerox Corp. 	 			Equities 		984121103	 1,867 	 	273,800 		 	Sole 	 -   	 Sole
 Columbia Acorn Fund Class Z 	 	Equities 		197199409	 837 	 	32,263 		  		Sole  	 -   	 Sole
 Fidelity Contrafund  	 		Equities 		316071109	 231 	 	2,972 		 		Sole 	 -   	 Sole
 Heartland Value Fund 	 		Equities 		422352831	 545 	 	13,393 		  		Sole  	 -   	 Sole
 NB Partners Fund Inv Class 	 	Equities 		641224787	 245 	 	8,701 		 		Sole 	 -   	 Sole
 PIMCO Total Return Fund 	 	Fixed Income 		693390726	 299 	 	26,643 		  		Sole  	 -   	 Sole
 Vanguard International Growth  	Equities 		921910204	 439 	 	22,778 		 		Sole 	 -   	 Sole
 Vanguard PrimeCap Fund 	 	Fixed Income 		921936100	 379 	 	5,454 		  		Sole  	 -   	 Sole
 Vanguard Wellington Fund 	 	Equities 		921935102	 495 	 	14,636 		 		Sole 	 -   	 Sole
 Vanguard Windsor Fund 	 		Equities 		922018403	 281 	 	5,519 		  		Sole  	 -   	 Sole
 Baron Asset Fund 	 		Equities 		068278100	 578 	 	11,828 		 		Sole 	 -   	 Sole
 Longleaf Partners Fund 	 	Equities 		543069405	 463 	 	17,545 		  		Sole  	 -   	 Sole
 Olstein All Cap Value Fund 	 	Equities 		681383204	 404 	 	25,624 		 		Sole 	 -   	 Sole
 Schwab S&P 500 Index Fund 	 	Equities 		808509855	 626 	 	28,216 		  		Sole  	 -   	 Sole
 Third Avenue Value Fund 	 	Equities 		884116104	 1,161 	 	23,296 		 		Sole 	 -   	 Sole
 Vanguard Windsor II Fund 		Equities 		922018205	 379 	 	12,913 		  		Sole  	 -   	 Sole
 Weitz Value Portfolio 	 		Equities 		94904p203	 988 	 	29,003 		 		Sole 	 -   	 Sole
 Dupree TN Tax Free Short to Me 	Fixed Income 		266155605	 683 	 	62,069 		  		Sole  	 -   	 Sole